Investment Properties	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Investment properties
17	Investment properties

RMB’000
Cost:
As at 1 January 2021	627,488
Transferred from property plant and equipment (note 16)	90
Transferred to property plant and equipment (note 16)	(1,164)

At 31 December 2021 and 1 January 2022	626,414

Transferred to property plant and equipment (note 16)	(47)

At 31 December 2022	626,367

Accumulated depreciation:
At 1 January 2021	(259,902)
Charge for the year	(15,325)
Transferred from property plant and equipment (note 16)	(87)
Transferred to property plant and equipment (note 16)	1,088

At 31 December 2021 and 1 January 2022	(274,226)

Charge for the year	(15,323)
Transferred from property plant and equipment (note 16)	—
Transferred to property plant and equipment (note 16)	45

At 31 December 2022	(289,504)

Net book value:
At 31 December 2022	336,863

At 31 December 2021	352,188

As at 31 December 2022, the Group has no contractual obligations for future repairs and maintenance (31 December 2020 and 31 December 2021: Nil).
Investment properties represent certain floors of an office building leased to other entities including related parties.

a.
The fair value of the investment properties of the Group as at 31 December 2022 was estimated by the directors to be approximately RMB 1,236,686 thousand by reference to market values of similar properties in the nearby area (31 December 2021: RMB 1,217,987 thousand). This fair value estimation was at level 3 of fair value hierarchy by using market observable inputs. The investment properties have not been valued by external independent appraisers.

b.	Rental income of RMB 75,159 thousand was recognized in other operating income by the Group for the year ended 31 December 2022 (2020: RMB81,608 thousand, 2021: RMB 81,923 thousand).

c.	Leasing arrangements
The investment properties are leased out under operating leases. The leases typically run for an initial period of 1 to 3 years, with an option to renew the lease after that date at which time all terms are renegotiated. Lease payments are usually renegotiated every year to reflect market rentals.
Undiscounted lease payments under
non-cancellable
operating leases in place at the reporting date will be receivable by the Group in future periods as follows :

	2021	2022
	RMB’000	RMB’000
Within 1 year	49,420	52,138
Between 1 and 2 years	39,137	6,638
Above 2 years	—	6,522

	88,557	65,298